COMMITMENTS AND CONTINGENT LIABILITIES (Environmental Matters) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Site Contingency [Line Items]
Environmental Remediation Expense		$ (176)	$ (163)	$ (503)
Capital expenditures for environmental protection		55	57	57
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrual adjustment		176	163
Payments against reserve		(208)	(219)
Foreign currency impact		(23)	17
Other Environmental Matters
Site Contingency [Line Items]
Accrued obligations for environmental matters	$ 904	865	904	904
Environmental Remediation Expense	(295)			(295)
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at Jan 1		865	904
Balance at Dec 31	$ 904	810	865	904
Other Environmental Matters | Packaging & Specialty Plastics [Member]
Site Contingency [Line Items]
Environmental Remediation Expense				(2)
Other Environmental Matters | Industrial Intermediates & Infrastructure [Member]
Site Contingency [Line Items]
Environmental Remediation Expense				(1)
Other Environmental Matters | Corporate Segment [Member]
Site Contingency [Line Items]
Environmental Remediation Expense				$ (292)
Other Environmental Matters | Superfund Sites
Site Contingency [Line Items]
Accrued obligations for environmental matters		152	152
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at Jan 1		152
Balance at Dec 31		156	152
Other Environmental Matters, Off-Site Matters
Site Contingency [Line Items]
Accrued obligations for environmental matters		83	83
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at Jan 1		83
Balance at Dec 31		$ 95	$ 83